Defined benefit plans (Detail 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	15 years 1 month 6 days	15 years 8 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 1,312	$ 1,293
Benefits expected to be paid between 1 and 3 years	2,636	2,630
Benefits expected to be paid between 3 and 6 years	3,824	3,839
Benefits expected to be paid between 6 and 11 years	6,220	6,166
Benefits expected to be paid between 11 and 16 years	5,572	5,646
Benefits expected to be paid in more than 16 years	$ 18,092	$ 18,884
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	18 years 9 months 18 days	19 years
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 110	$ 114
Benefits expected to be paid between 1 and 3 years	248	232
Benefits expected to be paid between 3 and 6 years	418	406
Benefits expected to be paid between 6 and 11 years	743	744
Benefits expected to be paid between 11 and 16 years	751	758
Benefits expected to be paid in more than 16 years	$ 3,028	$ 3,206
US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	9 years 6 months	10 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 123	$ 122
Benefits expected to be paid between 1 and 3 years	237	235
Benefits expected to be paid between 3 and 6 years	338	346
Benefits expected to be paid between 6 and 11 years	495	532
Benefits expected to be paid between 11 and 16 years	392	413
Benefits expected to be paid in more than 16 years	$ 519	$ 541
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	15 years 6 months	16 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 719	$ 710
Benefits expected to be paid between 1 and 3 years	1,440	1,442
Benefits expected to be paid between 3 and 6 years	2,097	2,100
Benefits expected to be paid between 6 and 11 years	3,467	3,408
Benefits expected to be paid between 11 and 16 years	3,156	3,184
Benefits expected to be paid in more than 16 years	$ 10,733	$ 11,186
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	18 years 9 months 18 days	19 years
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 110	$ 114
Benefits expected to be paid between 1 and 3 years	248	232
Benefits expected to be paid between 3 and 6 years	418	406
Benefits expected to be paid between 6 and 11 years	743	744
Benefits expected to be paid between 11 and 16 years	751	758
Benefits expected to be paid in more than 16 years	$ 3,028	$ 3,206
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Duration of the defined benefit obligation	9 years 6 months	10 years 2 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 123	$ 122
Benefits expected to be paid between 1 and 3 years	237	235
Benefits expected to be paid between 3 and 6 years	338	346
Benefits expected to be paid between 6 and 11 years	495	532
Benefits expected to be paid between 11 and 16 years	392	413
Benefits expected to be paid in more than 16 years	$ 519	$ 541